Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—91.6%
Agency—91.6%
Federal Home Loan Mortgage Corp.
Pool #C91887 3.000%, 9/1/36	$374	$394
Pool #G07031 4.000%, 5/1/42	281	310
Pool #C04123 4.000%, 7/1/42	164	180
Pool #Q10929 3.500%, 9/1/42	219	237
Pool #Q26366 4.000%, 5/1/44	110	123
Pool #V81283 4.000%, 7/1/44	234	258
Pool #G60183 4.000%, 12/1/44	85	92
Pool #Q31645 4.000%, 2/1/45	38	41
Pool #V81992 4.000%, 10/1/45	166	181
Pool #Q38473 4.000%, 1/1/46	315	343
Pool #Q39440 4.000%, 3/1/46	292	315
Pool #G08706 3.500%, 5/1/46	246	264
Pool #Q40815 3.500%, 6/1/46	320	360
Pool #G60661 4.000%, 7/1/46	45	49
Pool #G61721 3.500%, 11/1/46	62	67
Pool #ZA4786 3.000%, 12/1/46	184	198
Pool #Q46110 3.500%, 2/1/47	215	235
Pool #ZM4703 3.000%, 11/1/47	180	189
Pool #Q51962 3.500%, 11/1/47	129	137
Pool #Q51951 4.000%, 11/1/47	63	67
Pool #Q53881 4.500%, 1/1/48	311	345
Pool #Q54449 3.500%, 2/1/48	64	69
Pool #ZT0509 3.000%, 8/1/48	179	191
Pool #SD0164 3.500%, 12/1/49	375	402
Pool #QA7571 3.000%, 2/1/50	182	191
Pool #QA8967 3.000%, 4/1/50	180	189
Federal National Mortgage Association
Pool #AL7497 3.500%, 9/1/40	745	804
Pool #MA0639 4.000%, 2/1/41	303	334
Pool #AL0215 4.500%, 4/1/41	112	126
	Par Value	Value
Agency—continued
Pool #890381 3.500%, 10/1/41	$186	$201
Pool #AW8154 3.500%, 1/1/42	373	407
Pool #AS9571 3.500%, 5/1/42	237	251
Pool #AO8632 3.500%, 7/1/42	296	323
Pool #AX2491 4.000%, 10/1/44	308	334
Pool #MA2190 4.000%, 2/1/45	493	541
Pool #MA2341 4.500%, 6/1/45	71	79
Pool #AY8851 4.000%, 8/1/45	128	139
Pool #BE5050 4.000%, 9/1/45	131	144
Pool #AZ9213 4.000%, 10/1/45	327	360
Pool #AS6515 4.000%, 1/1/46	39	42
Pool #AS6640 3.500%, 2/1/46	219	238
Pool #BA4799 4.000%, 2/1/46	292	322
Pool #BE7155 3.500%, 2/1/47	423	457
Pool #BE7213 4.000%, 4/1/47	207	222
Pool #BE9598 4.000%, 5/1/47	275	296
Pool #BE3695 3.500%, 6/1/47	94	100
Pool #BM3564 3.000%, 7/1/47	312	328
Pool #BH9313 3.500%, 9/1/47	71	78
Pool #MA3182 3.500%, 11/1/47	251	266
Pool #BH7058 3.500%, 12/1/47	293	309
Pool #BH9215 3.500%, 1/1/48	74	78
Pool #FM1222 3.500%, 1/1/48	75	79
Pool #BH9277 3.500%, 2/1/48	728	770
Pool #BJ0650 3.500%, 3/1/48	109	115
Pool #BO2843 3.500%, 10/1/49	169	179
Pool #BO5325 3.000%, 11/1/49	169	177
Pool #BQ1405 3.000%, 8/1/50	355	373
Government National Mortgage Association I
Pool #AE8170 4.000%, 2/15/44	61	67
Pool #635099 3.000%, 7/15/46	72	77
Pool #774031 3.000%, 8/15/47	110	118
See Notes to Schedule of Investments

Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AD6354 3.000%, 1/15/48	$90	$97
Pool #BQ1140 3.000%, 11/15/49	208	216
Government National Mortgage Association II
Pool #MA1521 3.500%, 12/20/43	56	60
Pool #MA2891 3.000%, 6/20/45	95	100
Pool #MA3173 3.500%, 10/20/45	103	110
Pool #MA3310 3.500%, 12/20/45	199	212
Pool #MA3662 3.000%, 5/20/46	86	91
Pool #MA3802 3.000%, 7/20/46	74	79
Pool #MA4003 3.000%, 10/20/46	312	329
Pool #MA4261 3.000%, 2/20/47	70	73
Pool #MA4586 3.500%, 7/20/47	405	430
Pool #MA5019 3.500%, 2/20/48	39	41
Pool #MA6599 3.000%, 4/20/50	195	205
Pool #MA6656 3.000%, 5/20/50	236	248
		16,452

Total Mortgage-Backed Securities (Identified Cost $15,745)		16,452

Total Long-Term Investments—91.6% (Identified Cost $15,745)		16,452

	Shares	Value
Short-Term Investment—4.1%
Money Market Mutual Fund—4.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(1)	740,328	$740
Total Short-Term Investment (Identified Cost $740)		740

TOTAL INVESTMENTS—95.7% (Identified Cost $16,485)		$17,192
Other assets and liabilities, net—4.3%		765
NET ASSETS—100.0%		$17,957

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Mortgage-Backed Securities	$16,452	$—	$16,452
Money Market Mutual Fund	740	740	—
Total Investments	$17,192	$740	$16,452
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

SEIX U.S. MORTGAGE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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